     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 13, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
     AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 12, 2002
     AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                          [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Staro Asset Management, L.L.C.
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster        St. Francis, Wisconsin       December 5, 2003
-------------------------   --------------------------    -------------------
      (Signature)                  (City, State)                (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          27

Form 13F Information Table Value Total:    $123,139
                                           -------------------
                                                  (thousands)

List of Other Included Managers:           None

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                                                                FORM 13F
                                                            INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
    Column 1:                  Column 2:   Column 3:   Column 4:   Column 5:                  Column 6:  Column 7:     Column 8:
     Name of                   Title of     CUSIP                  ------------------------   Investment  Other    Voting Authority
     Issuer                     Class      Number      Value       Shares or  Shares/   Put/  Discretion Managers  -----------------
                                                       (X$1000)    Principal  Prn. Amt. Call                       Sole  Shared None
                                                                    Amount
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp.              Common    067901108    $ 1,839     106,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
American International Group    Option    026874907    $ 3,900         500              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
American Bancorporation         Common    024076408    $ 2,293     127,400      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Argosy Ed. Group, Inc. - A      Common    040222101    $   577      49,100      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Borel Bk & Tr San Mateo         Common    09972F101    $   349      10,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corporation           Common    064446107    $ 3,973     580,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Commercial Bank of NY           Common    201462108    $ 3,400     103,980      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Community Savings Bankshares    Common    204037105    $   555      30,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.           Common    204493100    $ 2,194     264,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Dean Foods Company              Common    242361103    $10,009     216,410      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications         Option    278762959    $ 2,327       1,000              Put     Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications         Debt      278762AD1    $25,639      32,250     PRN              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Expedia Inc. - Class A          Common    302125109    $ 6,073     250,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
General Motors - Class H        Common    370442832    $   333      25,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
GPU, Inc.                       Common    36225X100    $ 8,072     200,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Gucci Group NV                  Common    401566104    $ 3,237      39,578      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Intn'l Game Technology          Common    459902102    $ 3,400      80,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Intn'l Game Technology          Option    459902902    $12,750       3,000              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Insight Health Services Corp.   Common    45766Q101    $ 1,615      94,300      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Ledger Capital Corp.            Common    523283109    $   535      30,100      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Mitchell Energy & Dev.-Class A  Common    606592202    $ 3,719      74,200      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Niagra Mohawk Hldgs. Inc.       Common    653520106    $ 9,763     575,300      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Orion Power Holdings, Inc.      Common    686286105    $ 5,738     225,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Ralston Purina Company          Common    751277302    $ 1,640      50,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming                   Common    033037102    $ 7,163     172,600      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific (Timber Grp.)   Common    373298702    $   290       8,000      SH              Sole                X
------------------------------------------------------------------------------------------------------------------------------------
USA Networks, Inc.              Option    902984903    $ 3,596       2,000              Call    Sole                X
------------------------------------------------------------------------------------------------------------------------------------

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